PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Liquid Cash Trust for the six-month period ended September 30, 1996. The Report begins with the portfolio manager's investment review of the economy and its impact on the overnight markets. Following the investment review are the portfolio holdings and the financial statements.

Liquid Cash Trust offers a quality, convenient approach to overnight investing for most depository institutions. At the close of the reporting period, the portfolio was invested exclusively in repurchase agreements fully collateralized by U.S. government and/or agency obligations due to the potential yield advantage of these securities.

Dividends paid to shareholders during the six-month reporting period totaled $0.03 per share. At the end of the reporting period, net assets stood at $344.3 million.

Thank you for participating in this quality overnight investment vehicle. As always, we welcome your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
November 15, 1996

  Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the Trust is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW

Liquid Cash Trust (the "Trust") is a short-term money market fund which pursues stability of principal and current income, and is utilized by depository institutions as an overnight liquid investment alternative for overall asset management programs. The Trust is rated Aaa by Moody's Investors Service, Inc.* and its investments are restricted to Federal Funds ("Fed Funds") sold and repurchase agreements ("repo"). The Trust's Aaa rating limits its Fed Funds and repo counterparties to only the highest credit rated dealer firms and banks, and requires proper diversification daily.

The Trust is managed to have a very short average maturity of 1 to 7 days, and invests primarily in repo and Fed Funds on an overnight basis. The Trust may also invest in term repo maturing in up to three months. Although the spread between repo backed by government agency-sponsored mortgage-backed securities and Fed Funds remains quite narrow, this repo continued to be the preferred investment relative to Fed Funds in most cases over the period due to its collateralized nature.

Although the semi-annual reporting period was characterized by market volatility amid shifting sentiment regarding the strength of the economy and inflationary pressures, the Federal Reserve Board (the "Fed") left monetary policy unchanged. Early in the reporting period, surprising strength in housing and employment growth helped to build expectations that the Fed might have to raise the current 5.25% Fed Funds target in order to ward off inflationary pressures. These expectations receded in late July 1996, as signs of a long-awaited slowdown in growth -- from a sturdy 4.7% pace over the second quarter -- began to appear. Faced with some evidence of tight labor market conditions in August 1996, however, the market feared that the slowdown might not be occurring quickly enough to prevent wage inflation. Finally, those fears were calmed once more as the Fed emerged from its September 24, 1996 Federal Open Market Committee meeting with no change in monetary policy. As we head into the fourth quarter, we believe the Fed will likely keep monetary policy unchanged, barring any signs of inflation.

Again, as the Fed stood pat during this turbulent period, the Trust's yield was driven more by technical conditions in the Fed Funds and repo markets. The Trust continues to seek maximum performance through ongoing relative value analysis, as we evaluate the spread relationship between the Fed Funds and repo markets for the more attractive investment. The Trust's management will continue to seek to provide the highest possible rate in an overnight investment vehicle for depository institutions consistent with high credit quality and investment convenience.

* Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.


LIQUID CASH TRUST
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
(A)REPURCHASE AGREEMENTS -- 101.6%
$   15,000,000    Aubrey G. Lanston and Company, Inc., 5.700%, dated 9/30/1996, due 10/1/1996               $  15,000,000
     5,000,000    Barclays de Zoete Wedd Securities, Inc., 5.720%, dated 9/30/1996, due 10/1/1996               5,000,000
    15,000,000    Bear, Stearns and Co., 5.800%, dated 9/30/1996, due 10/1/1996                                15,000,000
    15,000,000    CIBC Wood Gundy Securities Corp., 5.780%, dated 9/30/1996, due 10/1/1996                     15,000,000
    15,000,000    Dresdner Securities (USA), Inc., 5.750%, dated 9/30/1996, due 10/1/1996                      15,000,000
    15,000,000    First Union Capital Markets, 5.750%, dated 9/30/1996, due 10/1/1996                          15,000,000
    30,000,000    Fuji Government Securities, Inc., 5.800%, dated 9/30/1996, due 10/1/1996                     30,000,000
    20,000,000 (b)Goldman Sachs Group, LP, 5.380%, dated 9/5/1996, due 10/4/1996                               20,000,000
    55,000,000    Goldman Sachs Group, LP, 5.700%, dated 9/30/1996, due 10/1/1996                              55,000,000
    15,000,000    Greenwich Capital Markets, Inc., 5.800%, dated 9/30/1996, due 10/1/1996                      15,000,000
    15,000,000    HSBC Securities, Inc., 5.750%, dated 9/30/1996, due 10/1/1996                                15,000,000
    15,000,000    Harris Government Security, Inc., 5.730%, dated 9/30/1996, due 10/1/1996                     15,000,000
    15,000,000    Merrill Lynch, Pierce, Fenner and Smith, 5.820%, dated 9/30/1996, due 10/1/1996              15,000,000
    15,000,000    Morgan Stanley Group, Inc., 5.800%, dated 9/30/1996, due 10/1/1996                           15,000,000
    15,000,000    Nomura Securities International, Inc., 5.800%, dated 9/30/1996, due 10/1/1996                15,000,000
    15,000,000    PaineWebber Group, Inc., 5.800%, dated 9/30/1996, due 10/1/1996                              15,000,000
    15,000,000    Prudential Securities, Inc., 5.720%, dated 9/30/1996, due 10/1/1996                          15,000,000
    15,000,000    Smith Barney, Inc., 5.780%, dated 9/30/1996, due 10/1/1996                                   15,000,000
    15,000,000    Toronto Dominion Securities (USA) Inc., 5.750%, dated 9/30/1996, due 10/1/1996               15,000,000


LIQUID CASH TRUST

    PRINCIPAL
     AMOUNT                                                                                                      VALUE
(A)REPURCHASE AGREEMENTS -- CONTINUED
$   15,000,000    UBS Securities, Inc., 5.750%, dated 9/30/1996, due 10/1/1996                              $  15,000,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                                $ 350,000,000


(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($344,330,314) at September 30, 1996.

The following acronym is used throughout this portfolio:
LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)


LIQUID CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)

ASSETS:
Investments in repurchase agreements                                                                       $  350,000,000
Income receivable                                                                                                 130,498
  Total assets                                                                                                350,130,498
LIABILITIES:
Income distribution payable                                                                $1,834,285
Payable to Bank                                                                             3,938,535
Accrued expenses                                                                               27,364
  Total liabilities                                                                                             5,800,184
NET ASSETS for 344,330,314 shares outstanding                                                              $  344,330,314
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($344,330,314 / 344,330,314 shares outstanding)                                                                     $1.00


(See Notes which are an integral part of the Financial Statements)

LIQUID CASH TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                                      $14,162,141
EXPENSES:
Investment advisory fee                                                                    $1,052,998
Administrative personnel and services fee                                                     199,017
Custodian fees                                                                                 58,469
Transfer and dividend disbursing agent fees and expenses                                       12,674
Directors'/Trustees' fees                                                                       8,503
Auditing fees                                                                                   6,588
Legal fees                                                                                      2,318
Portfolio accounting fees                                                                      49,352
Share registration costs                                                                        7,503
Printing and postage                                                                            4,697
Insurance premiums                                                                              4,514
Taxes                                                                                             732
  Miscellaneous                                                                                 4,270
    Total expenses                                                                          1,411,635
    Waiver of investment advisory fee                                                      (1,008,526)
      Net expenses                                                                                                403,109
       Net investment income                                                                                  $13,759,032


(See Notes which are an integral part of the Financial Statements)

LIQUID CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                            (UNAUDITED)       YEAR ENDED
                                                                                            SEPTEMBER 30,      MARCH 31,
                                                                                                1996              1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS --
Net investment income                                                                      $  13,759,032    $  28,607,724
DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income                                                     (13,759,032)     (28,607,724)
SHARE TRANSACTIONS --
Proceeds from sale of shares                                                               2,905,531,936    5,099,133,598
Net asset value of shares issued to shareholders in
payment of distributions declared                                                              7,871,369       17,157,868
Cost of shares redeemed                                                                   (3,164,544,224)  (4,834,498,765)
  Change in net assets resulting from share transactions                                    (251,140,919)     281,792,701
   Change in net assets                                                                     (251,140,919)     281,792,701
NET ASSETS:
Beginning of period                                                                          595,471,233      313,678,532
End of period                                                                             $  344,330,314   $  595,471,233


(See Notes which are an integral part of the Financial Statements)

LIQUID CASH TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                               ENDED
                            (UNAUDITED)
                            SEPTEMBER 30,                                      YEAR ENDED MARCH 31,
                                1996     1996      1995      1994      1993      1992      1991      1990      1989      1988
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM
INVESTMENT OPERATIONS
   Net investment
   income                       0.03      0.06      0.05      0.03      0.03      0.05      0.08      0.09      0.08      0.07
LESS DISTRIBUTIONS
   Distributions from
   net investment
   income                      (0.03)    (0.06)    (0.05)    (0.03)    (0.03)    (0.05)    (0.08)    (0.09)    (0.08)    (0.07)
NET ASSET VALUE, END
OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(A)                 2.63%     5.84%     4.88%     3.09%     3.35%     5.26%     7.93%     9.26%     8.57%     6.98%
RATIOS TO AVERAGE NET
ASSETS
   Expenses                     0.15%*    0.16%     0.16%     0.16%     0.15%     0.15%     0.15%     0.15%     0.15%     0.15%*
   Net investment
   income                       5.23%*    5.72%     4.64%     3.05%     3.33%     5.16%     7.62%     8.85%     8.17%     6.74%*
   Expense waiver/
   reimbursement(b)             0.38%*    0.38%     0.39%     0.39%     0.35%     0.34%     0.34%     0.36%     0.31%     0.33%*
SUPPLEMENTAL DATA
   Net assets,
   end of period
   (000 omitted)             344,330  $595,471  $313,679  $464,941  $611,124  $786,346  $856,624  $722,712  $551,184  $777,424

* Computed on an annualized basis.


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIQUID CASH TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Liquid Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchaseagreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

LIQUID CASH TRUST

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                             SIX MONTHS        YEAR
                                                                                               ENDED           ENDED
                                                                                            SEPTEMBER 30,     MARCH 31,
                                                                                                1996             1996
Shares sold                                                                               2,905,531,936     5,099,133,598
Shares issued to shareholders in payment of distributions declared                            7,871,369        17,157,868
Shares redeemed                                                                          (3,164,544,224)   (4,834,498,765)
  Net change resulting from share transactions                                             (251,140,919)       81,792,701


At September 30, 1996, capital paid-in aggregated $344,330,314.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Research Corp., the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40% of the Trust's average daily net assets.

   The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

LIQUID CASH TRUST

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25% of daily average net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
Wesley W. Posvar
John E. Murray, Jr.
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

LIQUID
CASH
TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
SEPTEMBER 30, 1996

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 536319106
8110112 (11/96)